Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 16, 2025	Dec. 31, 2025	Jul. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) for 2023, 2024, and 2025. During 2025, Mr. Deines served as PEO from January 1 to July 12; Ms. Bullard served as PEO from July 12 to September 16, and Mr. Queyrouze served as PEO from September 17 through December 31. Accordingly, Summary Compensation Table Total for PEO and Compensation Actually Paid to PEO below are presented separately for each, with Mr. Deines shown as “PEO #1,” Ms. Bullard shown as “PEO #2,” and Mr. Queyrouze shown as “PEO #3.” For purposes of the relationship disclosure below, compensation actually paid to the PEOs during 2025 is discussed on an aggregated basis.

YEAR[1]	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #1 ($)[2]	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #2 ($)[2]	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #3 ($)[2]	COMPENSATION ACTUALLY PAID TO PEO #1 ($)2 3	COMPENSATION ACTUALLY PAID TO PEO #2 ($)2 3	COMPENSATION ACTUALLY PAID TO PEO #3 ($)2 3	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN ($)	NET INCOME (IN THOUSANDS) ($)
2025[1]	1,116,357	813,253	631,886	1,031,578	809,180	707,386	507,895	486,428	64.89	(4,191)
2024[2]	801,599	-	-	888,003	-	-	545,643	571,797	69.95	(6,613)
2023[3]	598,644	-	-	619,516	-	-	388,507	395,699	106.08	2,286

[1] In 2025, Mr. Riffle, Mr. Edelstein, and Mr. Henderson were our Non-PEO NEOs. In 2024, Mr. Derek Brown, Ms. Bullard and Mr. Christopher Neros were our Non-PEO NEOs. In 2023, Mr. Riffle and Mr. Neros were our Non-PEO NEOs.

[2] Compensation for each PEO is reflected in the columns corresponding to the following: Mr. Deines shown as “PEO #1,” Ms. Bullard shown as “PEO #2,” and Mr. Queyrouze shown as “PEO #3.”

[3] The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by First Northwest’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Adjustment To PEO Compensation, Footnote

Compensation Actually Paid reflects adjustments to the values of awards of restricted shares shown in the Summary Compensation Table as set forth in the tables below.

PEO	YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	INCREASE FOR YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AT YEAR-END ($)	CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS FROM PRIOR YEAR- END TO CURRENT YEAR-END ($)	CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FROM PRIOR YEAR-END TO VESTING DATE ($)	DIVIDENDS PAID ON AWARDS DURING YEAR PRIOR TO VESTING DATE ($)	DEDUCTION FOR FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT WERE FORFEITED DURING YEAR ($)	COMPENSATION ACTUALLY PAID ($)
PEO #1	2025	1,116,357	0	(2,731)	10,536	2,541	(95,125)	1,031,578
PEO #2	2025	813,253	(1,600)	(3,633)	53	1,173	0	809,180
PEO #3	2025	631,886	75,500	0	0	0	0	707,386

Non-PEO NEO Average Total Compensation Amount				$ 507,895	$ 545,643	$ 388,507
Non-PEO NEO Average Compensation Actually Paid Amount				$ 486,428	571,797	395,699
Adjustment to Non-PEO NEO Compensation Footnote
NON-PEO NEOS YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	AVERAGE INCREASE FOR YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AT YEAR-END ($)	AVERAGE CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS FROM PRIOR YEAR-END TO CURRENT YEAR-END ($)	AVERAGE CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FROM PRIOR YEAR-END TO VESTING DATE ($)	AVERAGE DIVIDENDS PAID ON AWARDS DURING YEAR PRIOR TO VESTING DATE ($)	AVERAGE DEDUCTION FOR FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT WERE FORFEITED DURING YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID ($)
2025	507,895	(5,561)	(4,114)	2,137	867	(14,797)	486,428

EXECUTIVE COMPENSATION

Compensation Actually Paid (“CAP”) to our PEOs and Non-PEO NEOs was higher in 2025 than in 2024, due to one-time payments made to Mr. Deines, Ms. Bullard, and Mr. Riffle. For additional information, please see the Outstanding Equity Award section above.

Total Shareholder Return Amount				$ 64.89	69.95	106.08
Net Income (Loss)				(4,191,000)	$ (6,613,000)	$ 2,286,000
PEO Name	Ms. Bullard	Mr. Queyrouze	Mr. Deines		Mr. Deines	Mr. Deines
Mr. Deines [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,116,357	$ 801,599	$ 598,644
PEO Actually Paid Compensation Amount				1,031,578	888,003	619,516
Ms. Bullard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				813,253	0	0
PEO Actually Paid Compensation Amount				809,180	0	0
Mr. Queyrouze [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				631,886	0	0
PEO Actually Paid Compensation Amount				707,386	$ 0	$ 0
PEO | Mr. Deines [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Deines [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,731)
PEO | Mr. Deines [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,536
PEO | Mr. Deines [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(95,125)
PEO | Mr. Deines [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,541
PEO | Ms. Bullard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,600)
PEO | Ms. Bullard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,633)
PEO | Ms. Bullard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				53
PEO | Ms. Bullard [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ms. Bullard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,173
PEO | Mr. Queyrouze [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				75,500
PEO | Mr. Queyrouze [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Queyrouze [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Queyrouze [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Queyrouze [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,561)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,114)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,137
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,797)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 867